Consolidated Balance Sheets (Parenthetical) - € / shares	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in euros per share)	€ 0.59	€ 0.59
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	445,348,933	444,288,874
Common stock, shares outstanding (in shares)	445,348,933	444,288,874